Marketable Security - Schedule of gains and lossed on marketable securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Net gains and (losses) recognized during the period on equity securities	$ (942,982)	$ (1,040,727)
Less: Net gains and (losses) recognized during the period on equity securities sold during the period	942,982	167,034
Unrealized gains and (losses) recognized during the period on equity securities still held at the reporting date	$ 0	$ (873,693)